Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

Note 14 - Income taxes

	Year ended December 31,
	2023	2022	2021

Income tax expenses	$(110)	$(195)	$(188)
Deferred income tax benefit	250	251	314
	$140	$56	$126

Income is subject to tax in the various countries in which the Company operates.

The Company mainly conducts its operating business through its subsidiaries in Hong Kong.

Other than GCL, the subsidiaries incorporated in Hong Kong are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended December 31, 2023, 2022 and 2021. The provision for Hong Kong Profits Tax for GCL is calculated at 8.25% for first-tier rate and 16.5% for the second-tier rate of the estimated assessable profits for the years ended December 31, 2023, 2022 and 2021.

The subsidiaries incorporated in mainland China are governed by the Income Tax Law of the PRC concerning foreign invested enterprises and foreign enterprises and various local income tax laws (the Income Tax Laws), and are subject to 25% tax rate throughout the periods presented.

The Income Tax Laws also impose a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China for distribution of earnings generated after January 1, 2008. Under the Income Tax Laws, the distribution of earnings generated prior to January 1, 2008 is exempt from the withholding tax. As our subsidiaries in the PRC will not be distributing earnings to the Company for the years ended December 31, 2023, 2022 and 2021, no deferred tax liabilities have been recognized for the undistributed earnings of these PRC subsidiaries at December 31, 2023, 2022 and 2021. Total undistributed earnings of the Company’s PRC subsidiaries at December 31, 2023 were $nil (December 31, 2022: $nil).

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
U.S. Statutory rates	21.0%	21.0%	21.0%
Foreign income not recognized in USA	(21.0)	(21.0)	(21.0)
China income taxes (including Hong Kong SAR)	7.7	4.1	13.6
Australia income taxes	0.2	(0.6)	1.1
Impact of tax rate in other jurisdictions	(2.1)	(1.3)	(6.4)
Impact of tax reduction of Hong Kong profits tax	—	0.1	—
Tax effect of non-deductible expenses	1.6	(0.4)	(7.9)
Valuation allowance	—	4.2	0.4
Under provision in respect of prior years	0.1	(1.6)	(2.2)
Other (a)	—	0.1	2.9
Effective income taxes	7.5%	4.6%	1.5%

Notes:

(a)	There were no other material items affecting the effective income tax for the years ended December 31, 2023, 2022 and 2021 except for (i) losses incurred by TROOPS of approximately $976, $970 and $1,156, respectively, where there is no tax in the Cayman Islands; and (ii) under-provision of Hong Kong profits tax as a result of certain non-deductible expenses in prior year.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets and liabilities are as follows:

	December 31, 2023	December 31, 2022
Deferred income tax assets:
Net operating loss carry-forward	$538	$531
Less: Valuation allowance	(538)	(531)
	$—	$—

Deferred tax liabilities
Intangible assets	$5	$8
Property, plant and equipment	5,026	5,273
Interest income	12	12
	$5,043	$5,293

The deferred income tax assets wholly relate to net tax loss carry forwards. The net operating loss carry forwards derived from the Company’s PRC entity, HK entities and Australia entity.

The net tax loss of the PRC entity, Hong Kong entities and Australia entity of $964 and $917 as of December 31, 2023 and 2022, respectively, available for offset against future profits may be carried forward indefinitely. Management believes that the Company will not realize these potential tax benefits as the Company’s operations in these PRC and Hong Kong entities will not generate any operating profits in the foreseeable future. As a result, the full amount of the valuation allowance was provided against the potential tax benefits.